Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories

Note 5. Inventories

Inventories consisted of the following:

	December 31,
	2022	2021
	U.S. $ in thousands
Finished goods	$81,564	$58,784
Work-in-process	7,562	4,360
Raw materials	104,928	66,003
	$194,054	$129,147